CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (64,297)	$ (105,831)	$ (146,084)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(8,844)	23,367	(1,078)
Other comprehensive (loss) income	(8,844)	23,367	(1,078)
Total comprehensive loss	(73,141)	(82,464)	(147,162)
Comprehensive loss attributable to participation interest	6,293	7,095	12,660
Comprehensive loss attributable to Studio City International Holdings Limited	$ (66,848)	$ (75,369)	$ (134,502)